Operating Segment and Geographical Information	12 Months Ended
Dec. 31, 2022
Operating Segment and Geographical Information
Operating Segment and Geographical Information

9.        Operating Segment and Geographical Information

The Company uses the management approach model for segment reporting. The management approach model is based on the way a Company’s management organizes segments within the Group for making operating decisions and assessing performance. The Group does not allocate any assets and liabilities to the three geographic segments as management does not use the information to measure the performance of the reportable segments.

(i)   The location of the Group’s identifiable assets other than acquired intangible asset and liabilities by business operations are as follows:

	December 31,	December 31,
	2021	2022
	HK$	HK$
Identifiable assets
Hong Kong	98,217	95,473
United States	3,646	3,727

	101,863	99,200

Identifiable liabilities
Hong Kong	12,146	12,708

	12,146	12,708

(ii) Reconciliations of reportable segment assets and liabilities:

	December 31,	December 31,
	2021	2022
	HK$	HK$

Assets
Current assets	101,863	99,200
Non-current financial assets	—	—
Consolidated total assets before intangible asset	101,863	99,200
Intangible asset	438	438

Consolidated total assets	102,301	99,638

Liabilities
Liabilities excluding tax liabilities	1,120	775
Tax liabilities	11,026	11,933

Consolidated total liabilities	12,146	12,708